COMMITMENTS RELATED TO ITAU BBA ACQUISITION (Details Textuals) (Itau Bba [Member], BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Itau Bba [Member]
Restructuring Cost and Reserve [Line Items]
Net Assets and Liabilities Relating To Commitments Arising From Business Acquisition	434	356